UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Putnam High Yield Bond Fund
(Institutional and Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The high yield market experienced significant volatility in 2015, highlighted by declining commodity prices, global growth concerns stemming from China and emerging markets, and a divergence in monetary policies across the world. As a result, the U.S. high yield market had its worst year since the 2008 credit crisis. There was a distinct bifurcation across the credit spectrum during the year, as BB rated bonds returned -0.82%, while the CCC rated cohort returned -14.79%. Additionally, given the steep declines in commodity prices, bonds in the energy and metals & mining sector were hard hit in 2015, registering total returns of -23.97% and -27.94%, respectively. However, defaults in the U.S. high yield market remain low, as the par weighted default rate ended 2015 at 1.82% and 2.56% including distressed exchanges.
Despite a relatively benign first half of the calendar year which brought modest returns to high yield, market volatility became pronounced in the summer months. The price of oil began its downward trajectory in July, falling 20%, while risk assets were unnerved from severe volatility in the Chinese equity markets following a surprise devaluation of the yuan in August. The end of the third quarter brought additional pressure to the market, as the U.S. Federal Reserve decided to hold off on their first rate hike, a move that caused investors to become uncertain about the trajectory of U.S. economic growth. Additionally, a number of company specific events weighed on performance, including a two notch downgrade to Sprint in September. This was particularly meaningful given Sprint is one of the largest overall issuers in the U.S. high yield market. Furthermore, companies within the healthcare sector were pressured due to heightened scrutiny around drug pricing tactics. With that being said, the market began to stage a rally at the beginning of the fourth quarter as global macro fears diminished. However, this was short lived as investors grew weary of risk assets towards year-end, displayed by the deteriorating technical environment in November and December. Specifically, investors pulled out roughly $10 billion of assets in the final two months of the year. One of the main catalysts of the large redemption activity was the liquidation of a mutual fund and multiple hedge funds that focused on distressed credit. This coincided with the Federal Reserve’s decision to raise short-term interest rates for the first time in nearly a decade, which brought further uncertainty through year-end.
In this environment, the high yield corporate bond market, as measured by the JP Morgan Developed High Yield Index posted a return of -4.53% and underperformed both equities as measured by the S&P 500 Index, returning 1.38%, and the ten-year U.S. Treasury, returning 1.00%, for the year.
The Great-West Putnam High Yield Bond Fund (Initial Class) performed in-line with its benchmark on a net basis during 2015, returning -4.69%. At the sector level, top contributors to relative returns included an underweight allocation in energy and metals & mining, along with positioning in industrials. On the other hand, positioning within cable & satellite, along with security selection in retail and technology detracted from performance relative to the benchmark. At the issuer level, top contributors included underweight allocations to Peabody Energy Corp., Energy XXI Ltd., and Ultra Petroleum Corp., as a precipitous decline in oil prices was detrimental to the energy and metals & mining sector in 2015. Meanwhile, overweight allocations to Linn Energy LLC and Fieldwood Energy LLC detracted from returns for similar reasons. Additionally, an allocation to Intelsat Investments SA weighed on returns, as the company experienced headwinds due to increased competition and deceased military demand.

We remain constructive on the high yield asset class despite a challenging year for the market in 2015. Our optimistic view is based on continued strength in the U.S. economy, highlighted by steady consumer demand and monetary policy that remains relatively accommodative. Looking into 2016, we believe default levels will likely remain below the long-term historical average, but will be dictated by the commodity sensitive cohort given the challenging price environment. As a result, we have a relative underweight in the energy and metals & mining sector. From a valuation standpoint, high yield spreads are well above their long term averages, which we find favorable on the heels of solid fundamentals and are attractive relative to other fixed income alternatives. With that being said, we are cognizant of Federal Reserve policy as they consider the pace of short term rate hikes, geopolitical risks in the Mideast, growth concerns in Asia and further deterioration in the commodity landscape. We are also closely monitoring the technical landscape, as flows from ETFs and mutual funds have been a driver of market performance, especially in the fourth quarter. As a result, the team has been holding elevated levels of cash to act as a buffer if the technical environment deteriorates. Overall, we continue to be broadly diversified and believe attractive opportunities exist as we head into 2016.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	N/A	N/A	-7.71%
Initial Class	-4.69%	4.25%	4.69%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2015
Rating	Percentage of Fund Investments
A3	0.34%
Baa2	0.71
Baa3	2.81
Ba1	4.20
Ba2	8.06
Ba3	13.72
B1	14.69
B2	11.84
B3	10.21
CCC, CC, C	16.01
D	0.37
Equities	2.82
Not Rated	1.35
Short Term Investments	12.87
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 932.60	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.84
Initial Class
Actual	$1,000.00	$ 930.10	$5.31
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55
*	Expenses are equal to the Fund's annualized expense ratio of 0.75% for the Institutional Class and 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
BANK LOANS
$ 920,571	Academy Ltd(b) 5.00%, 07/01/2022	$ 885,282
255,000	Amag Pharmaceuticals Inc(b)(c) 4.75%, 08/17/2021	244,162
515,000	Asurion Corp(b) 8.50%, 03/03/2021	437,267
891,790	Avaya Inc(b) 6.25%, 05/29/2020	618,308
379,129	Builders Firstsource Inc(b) 6.00%, 07/29/2022	373,758
	Caesars Entertainment Operating Co(b)
1,316,109	11.25%, 03/01/2017	1,149,401
194,025	13.25%,03/01/2017	160,556
1,182,000	Caesars Growth Properties Holdings LLC(b) 6.25%, 05/08/2021	1,031,295
515,812	CEC Entertainment Inc(b) 4.25%, 02/14/2021	487,443
470,000	Concordia Healthcare Corp(b)(c) 5.25%, 10/21/2021	446,891
436,913	CPG International(b) 4.75%, 09/30/2020	408,514
295,000	David's Bridal Corp(b) 5.25%, 10/11/2019	243,965
250,000	Del Monte Corp(b) 8.25%, 08/18/2021	202,500
170,995	DPX Holdings BV(b) 4.25%, 03/11/2021	164,511
825,000	Fieldwood Energy(b) 8.38%, 09/30/2020	122,375
217,719	Gates Global TLB(b) 4.25%, 07/03/2021	203,749
569,083	Getty Images Inc(b) 4.75%, 10/18/2019	355,321
303,000	iHeartcommunications Inc(b) 6.94%, 01/30/2019	212,100
39,754	iStar Financial Inc(b) 7.00%, 03/19/2017	39,754
773,038	J Crew Group(b) 4.00%, 03/05/2021	498,770
	Jeld-Wen (b)
578,539	5.25%,10/15/2021	570,946
499,125	4.75%, 07/01/2022	492,574
965,000	Navistar Inc(b) 6.50%, 08/06/2020	844,375
132,097	Neiman Marcus Group Inc(b) 4.25%, 10/25/2020	116,597
406,783	Ortho-Clinical Diagnostics(b) 4.75%, 06/30/2021	343,223
1,392,811	Rock Ohio Caesar(b) 5.00%, 06/20/2019	1,283,708
	Talbots Inc(b)
456,515	5.50%,03/19/2020	429,124
230,000	9.50%, 03/19/2021(c)	216,200
222,983	Tervita Corp(b) 6.25%, 05/15/2018	171,325
995,229	Texas Competitive Electric Holdings Co(b) 4.68%, 10/10/2017	298,923
131,625	Vantage Drilling Co(b) 5.75%, 03/28/2019	25,996
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 192,458	Yonkers Racing Corp(b)(c) 4.25%, 08/20/2019	$ 187,646
TOTAL BANK LOANS — 4.42% (Cost$16,083,441)		$ 13,266,559
CORPORATE BONDS AND NOTES
Basic Materials — 5.16%
1,215,000	A Schulman Inc(d) 6.88%, 06/01/2023	1,163,362
	ArcelorMittal
1,070,000	10.85%, 06/01/2019	1,003,125
575,000	6.13%, 06/01/2025(e)	418,313
100,000	8.00%, 10/15/2039	68,250
695,000	Blue Cube Spinco Inc(d) 9.75%, 10/15/2023	749,731
730,000	Celanese US Holdings LLC(e) 5.88%, 06/15/2021	770,150
	Chemours Co(d)
325,000	6.63%, 05/15/2023(e)	227,500
220,000	7.00%, 05/15/2025	150,150
1,040,000	Compass Minerals International Inc(d) 4.88%, 07/15/2024	990,600
200,000	Eldorado Gold Corp(d) 6.13%, 12/15/2020	175,000
	First Quantum Minerals Ltd(d)
52,000	6.75%, 02/15/2020	33,540
1,205,000	7.00%, 02/15/2021	756,137
200,000	7.25%, 05/15/2022	125,000
1,425,000	HudBay Minerals Inc 9.50%, 10/01/2020	1,043,812
	Huntsman International LLC(e)
505,000	4.88%, 11/15/2020	460,812
535,000	5.13%, 11/15/2022(d)	481,500
850,000	Mercer International Inc 7.75%, 12/01/2022	858,500
875,000	Momentive Performance Materials Escrow Inc(f)(g)(h) 8.88%, 10/15/2020	9
	New Gold Inc(d)
130,000	7.00%, 04/15/2020	117,000
360,000	6.25%, 11/15/2022(e)	286,200
885,000	Perstorp Holding AB(d) 8.75%, 05/15/2017	876,150
385,000	PQ Corp(d) 8.75%, 11/01/2018	373,450
850,000	Ryerson Inc / Joseph T Ryerson & Son Inc 9.00%, 10/15/2017	654,500
200,000	Smurfit Kappa Acquisitions(d) 4.88%, 09/15/2018	206,000
395,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	455,238
	Steel Dynamics Inc
325,000	5.13%, 10/01/2021	300,625
625,000	6.38%, 08/15/2022	600,000
245,000	5.25%, 04/15/2023	223,563
435,000	5.50%, 10/01/2024	396,938
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	WR Grace & Co-Conn(d)
$ 695,000	5.13%, 10/01/2021	$ 701,950
845,000	5.63%, 10/01/2024	853,450
		15,520,555
Communications — 15.56%
411,000	Alcatel-Lucent USA Inc(d) 6.75%, 11/15/2020	433,091
	Altice Financing SA(d)
330,000	7.88%, 12/15/2019	343,200
200,000	6.63%, 02/15/2023	197,500
600,000	Altice Finco SA(d) 7.63%, 02/15/2025	555,000
	Altice SA(d)
1,180,000	7.75%, 05/15/2022	1,064,950
300,000	7.63%, 02/15/2025	258,750
	Avaya Inc(d)
1,795,000	7.00%, 04/01/2019	1,328,300
345,000	10.50%, 03/01/2021(e)	117,300
	Cablevision Systems Corp
280,000	7.75%, 04/15/2018	291,200
45,000	8.00%, 04/15/2020	43,875
	CCO Holdings LLC / CCO Holdings Capital Corp
220,000	6.50%, 04/30/2021	228,800
1,055,000	5.25%, 09/30/2022	1,065,550
1,105,000	5.13%, 02/15/2023	1,106,381
335,000	CCOH Safari LLC(d) 5.75%, 02/15/2026	335,838
	CenturyLink Inc
230,000	5.63%, 04/01/2020	227,413
590,000	6.75%, 12/01/2023	553,125
1,415,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(d) 5.13%, 12/15/2021	1,273,500
	Clear Channel Worldwide Holdings Inc
495,000	7.63%, 03/15/2020	457,256
755,000	6.50%, 11/15/2022	736,125
545,000	CommScope Technologies Finance LLC(d) 6.00%, 06/15/2025	524,563
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	373,350
475,000	5.25%, 06/01/2024	416,813
370,000	Cumulus Media Holdings Inc(e) 7.75%, 05/01/2019	124,875
	Digicel Ltd(d)
725,000	8.25%, 09/30/2020	598,125
930,000	6.75%, 03/01/2023	776,550
320,000	DISH DBS Corp 5.88%, 11/15/2024	284,800
220,000	Entercom Radio LLC 10.50%, 12/01/2019	227,700
	Frontier Communications Corp
160,000	8.88%, 09/15/2020(d)	162,000
975,000	6.25%, 09/15/2021	826,312
775,000	10.50%, 09/15/2022(d)	772,094
Principal Amount(a)		Fair Value
Communications — (continued)
$ 105,000	7.63%, 04/15/2024	$ 88,200
320,000	11.00%, 09/15/2025(d)	316,800
905,000	Gray Television Inc 7.50%, 10/01/2020	929,887
1,050,000	iHeartCommunications Inc 9.00%, 12/15/2019	766,500
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021	308,850
315,000	6.63%, 12/15/2022(e)	200,813
	Intelsat Luxembourg SA
70,000	7.75%, 06/01/2021	32,725
185,000	8.13%, 06/01/2023	83,713
	Lamar Media Corp
330,000	5.88%, 02/01/2022	346,500
385,000	5.38%, 01/15/2024	396,550
210,000	Level 3 Communications Inc 5.75%, 12/01/2022	214,725
	Level 3 Financing Inc
160,000	6.13%, 01/15/2021	165,600
965,000	5.38%, 08/15/2022	979,475
260,000	5.38%, 01/15/2024(d)	261,300
	LIN Television Corp
110,000	6.38%, 01/15/2021	115,225
645,000	5.88%, 11/15/2022	641,775
	Neptune Finco Corp(d)
700,000	10.13%, 01/15/2023	729,750
200,000	10.88%, 10/15/2025	209,500
	Numericable-SFR SAS(d)
1,695,000	6.00%, 05/15/2022	1,644,150
100,000	EUR, 5.63%, 05/15/2024	109,898
500,000	6.25%, 05/15/2024	482,500
	Outfront Media Capital LLC / Outfront Media Capital Corp
375,000	5.63%, 02/15/2024	385,313
435,000	5.88%, 03/15/2025	441,525
615,000	Plantronics Inc(d) 5.50%, 05/31/2023	611,925
600,000	Quebecor Media Inc 5.75%, 01/15/2023	604,500
	Sinclair Television Group Inc
390,000	5.38%, 04/01/2021	390,975
295,000	6.38%, 11/01/2021	303,850
889,000	5.63%, 08/01/2024(d)	864,552
	Sirius XM Radio Inc(d)
600,000	5.88%, 10/01/2020	628,500
355,000	6.00%, 07/15/2024	370,975
535,000	SoftBank Group Corp(d) 4.50%, 04/15/2020	532,325
1,295,000	Sprint Capital Corp 6.88%, 11/15/2028	903,262
	Sprint Communications Inc
325,000	9.00%, 11/15/2018(d)	342,063
130,000	7.00%, 08/15/2020	100,425
	Sprint Corp
2,090,000	7.25%, 09/15/2021	1,577,323
1,560,000	7.88%, 09/15/2023	1,171,560
220,000	Syniverse Holdings Inc 9.13%, 01/15/2019	99,550
	T-Mobile USA Inc
815,000	6.00%, 03/01/2023	825,187
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
Communications — (continued)
$ 490,000	6.13%, 01/15/2022	$ 503,475
840,000	6.38%, 03/01/2025	848,400
145,000	6.46%, 04/28/2019	149,324
1,035,000	6.63%, 04/01/2023	1,055,700
170,000	6.63%, 04/28/2021	176,375
185,000	6.84%, 04/28/2023	191,475
	TEGNA Inc
415,000	4.88%, 09/15/2021(d)	416,038
655,000	5.13%, 07/15/2020	679,562
210,000	Townsquare Media Inc(d) 6.50%, 04/01/2023	192,150
890,000	Tribune Media Co(d) 5.88%, 07/15/2022	890,000
400,000	Unitymedia KabelBW GmbH(d) 6.13%, 01/15/2025	395,260
	Univision Communications Inc(d)
350,000	8.50%, 05/15/2021	357,875
335,000	5.13%, 02/15/2025	318,250
770,000	Videotron Ltd 5.00%, 07/15/2022	770,000
200,000	Virgin Media Finance PLC(d) 6.38%, 04/15/2023	203,000
180,000	Virgin Media Secured Finance PLC(d) 5.38%, 04/15/2021	185,850
1,250,000	West Corp(d) 5.38%, 07/15/2022	1,078,125
1,510,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019	1,425,817
530,000	Wind Acquisition Finance SA(d) 7.38%, 04/23/2021	500,850
	Windstream Services LLC
1,095,000	7.75%, 10/01/2021	861,628
950,000	6.38%, 08/01/2023	684,000
		46,765,736
Consumer, Cyclical — 14.09%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
245,000	4.63%, 01/15/2022	245,613
1,180,000	6.00%, 04/01/2022	1,215,400
	AMC Entertainment Inc
285,000	5.88%, 02/15/2022	289,275
345,000	5.75%, 06/15/2025	346,725
	American Axle & Manufacturing Inc
915,000	7.75%, 11/15/2019	1,011,075
240,000	6.25%, 03/15/2021	248,400
665,000	American Builders & Contractors Supply Co Inc(d) 5.75%, 12/15/2023	669,987
710,000	American Tire Distributors Inc(d) 10.25%, 03/01/2022	649,650
900,000	Beacon Roofing Supply Inc(d) 6.38%, 10/01/2023	916,875
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Bon-Ton Department Stores Inc
$ 354,000	10.63%, 07/15/2017	$ 247,800
600,000	8.00%, 06/15/2021(e)	198,000
645,000	Boyd Gaming Corp 6.88%, 05/15/2023	662,737
445,000	Brookfield Residential Properties Inc(d) 6.50%, 12/15/2020	428,869
970,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(d) 6.13%, 07/01/2022	897,250
750,000	CalAtlantic Group Inc 6.25%, 12/15/2021	800,625
270,000	CCM Merger Inc(d) 9.13%, 05/01/2019	281,813
915,000	CEC Entertainment Inc 8.00%, 02/15/2022	864,675
120,000	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp 5.38%, 06/01/2024	121,200
	Cinemark USA Inc
665,000	5.13%, 12/15/2022(e)	660,012
235,000	4.88%, 06/01/2023	229,125
960,000	Dana Holding Corp 6.00%, 09/15/2023	962,400
640,000	Eldorado Resorts Inc(d) 7.00%, 08/01/2023	627,200
	Family Tree Escrow LLC(d)
175,000	5.25%, 03/01/2020	180,688
250,000	5.75%, 03/01/2023	258,750
	General Motors Co
120,000	5.20%, 04/01/2045	112,527
440,000	Gibson Brands Inc(d) 8.88%, 08/01/2018	255,200
	GLP Capital LP / GLP Financing II Inc
155,000	4.38%, 11/01/2018	153,450
915,000	4.88%, 11/01/2020(e)	896,700
1,110,000	Great Canadian Gaming Corp(d) CAD, 6.63%, 07/25/2022	788,159
	HD Supply Inc
410,000	7.50%, 07/15/2020	426,400
340,000	11.50%, 07/15/2020	376,550
975,000	5.25%, 12/15/2021(d)	994,500
450,000	Isle of Capri Casinos Inc 5.88%, 03/15/2021	459,000
	JC Penney Co Inc(e)
315,000	8.13%, 10/01/2019	285,075
100,000	5.65%, 06/01/2020	80,000
645,000	Jo-Ann Stores Holdings Inc(d)(i) 9.75%,10/15/2019	354,750
840,000	Jo-Ann Stores LLC(d) 8.13%, 03/15/2019	672,000
	L Brands Inc
50,000	6.63%, 04/01/2021	55,375
450,000	5.63%, 02/15/2022	478,125
90,000	Landry's Holdings II Inc(d) 10.25%, 01/01/2018	89,775
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 90,000	Lear Corp 5.25%, 01/15/2025	$ 91,575
	Lennar Corp
65,000	4.50%, 06/15/2019	66,097
885,000	4.75%, 11/15/2022	877,477
419,000	M/I Homes Inc(e) 8.63%, 11/15/2018	428,034
900,000	Mattamy Group Corp(d) 6.50%, 11/15/2020	855,000
	MGM Resorts International
510,000	5.25%, 03/31/2020	504,900
525,000	6.75%, 10/01/2020	539,437
150,000	6.63%, 12/15/2021	153,563
708,000	Navistar International Corp(e) 8.25%, 11/01/2021	470,820
455,000	Neiman Marcus Group LLC 7.13%, 06/01/2028	434,525
	Neiman Marcus Group LTD LLC(d)
1,065,000	8.00%, 10/15/2021	788,100
965,000	8.75%, 10/15/2021(i)	598,300
1,050,000	Omega US Sub LLC(d) 8.75%, 07/15/2023	968,625
875,000	Penn National Gaming Inc 5.88%, 11/01/2021	848,750
	Penske Automotive Group Inc
670,000	5.75%, 10/01/2022	688,425
490,000	5.38%, 12/01/2024	494,900
765,000	PulteGroup Inc 7.88%, 06/15/2032	866,362
	Regal Entertainment Group
710,000	5.75%, 03/15/2022	710,000
345,000	5.75%, 06/15/2023	343,275
145,000	5.75%, 02/01/2025	139,925
1,090,000	Rite Aid Corp(d) 6.13%, 04/01/2023	1,128,150
133,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(d) 9.50%, 06/15/2019	137,655
765,000	Sabre Global Inc(d) 5.38%, 04/15/2023	761,175
	Schaeffler Holding Finance BV(d)(i)
355,000	6.88%, 08/15/2018	365,650
200,000	6.75%, 11/15/2022	215,000
170,000	Scientific Games Corp 8.13%, 09/15/2018	124,100
	Scientific Games International Inc
160,000	6.25%, 09/01/2020	75,200
615,000	7.00%, 01/01/2022(d)	587,325
2,060,000	10.00%, 12/01/2022	1,462,600
1,380,000	Six Flags Entertainment Corp(d) 5.25%, 01/15/2021	1,397,250
375,000	Standard Pacific Corp 5.88%, 11/15/2024	391,875
1,170,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 6.38%, 06/01/2021	1,088,100
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Taylor Morrison Communities Inc / Monarch Communities Inc(d)
$ 305,000	5.25%, 04/15/2021	$ 305,000
335,000	5.88%, 04/15/2023	330,813
455,000	5.63%, 03/01/2024	436,800
500,000	Tenneco Inc 5.38%, 12/15/2024	507,500
840,000	TRI Pointe Holdings Inc 5.88%, 06/15/2024	816,900
100,000	TRW Automotive Inc(d) 4.50%, 03/01/2021	100,250
500,000	Univar USA Inc(d)(e) 6.75%, 07/15/2023	456,250
	ZF North America Capital Inc(d)
415,000	4.50%, 04/29/2022	405,662
920,000	4.75%, 04/29/2025	876,300
		42,329,375
Consumer, Non-Cyclical — 11.57%
	Acadia Healthcare Co Inc
820,000	6.13%, 03/15/2021	832,300
555,000	5.13%, 07/01/2022	518,925
920,000	Amag Pharmaceuticals Inc(d) 7.88%, 09/01/2023	809,600
	Ashtead Capital Inc(d)
895,000	6.50%, 07/15/2022	933,037
435,000	5.63%, 10/01/2024	440,438
830,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(d) 5.13%, 06/01/2022	819,625
585,000	Centene Corp 4.75%, 05/15/2022	565,987
1,535,000	Ceridian HCM Holding Inc(d) 11.00%, 03/15/2021	1,204,975
	CHS/Community Health Systems Inc
540,000	5.13%, 08/01/2021	537,300
95,000	6.88%, 02/01/2022(e)	90,131
950,000	Concordia Healthcare Corp(d) 7.00%, 04/15/2023	824,125
	Constellation Brands Inc
110,000	6.00%, 05/01/2022	121,000
890,000	4.25%, 05/01/2023	890,000
345,000	ConvaTec Healthcare E SA(d) 10.50%, 12/15/2018	348,160
675,000	Crimson Merger Sub Inc(d) 6.63%, 05/15/2022	462,375
640,000	Dean Foods Co(d) 6.50%, 03/15/2023	665,600
855,000	DPX Holdings BV(d) 7.50%, 02/01/2022	833,625
490,000	Elizabeth Arden Inc 7.38%, 03/15/2021	313,600
	Endo Finance LLC(d)
1,370,000	5.75%, 01/15/2022	1,328,900
65,000	5.88%, 01/15/2023	63,700
470,000	6.00%, 07/15/2023	467,650
430,000	6.00%, 02/01/2025	423,550
260,000	ESAL GmbH(d) 6.25%, 02/05/2023	229,450
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 80,000	Garda World Security Corp(d) 7.25%, 11/15/2021	$ 68,800
770,000	Halyard Health Inc 6.25%, 10/15/2022	766,150
	HCA Inc
1,540,000	6.50%, 02/15/2020	1,677,830
55,000	7.50%, 02/15/2022	60,913
185,000	5.38%, 02/01/2025	182,688
545,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(d) 6.38%, 08/01/2023	531,375
683,000	JBS USA LLC / JBS USA Finance Inc(d) 7.25%, 06/01/2021	677,878
510,000	JLL/Delta Dutch Pledgeco BV(d)(i) 8.75%, 05/01/2020	492,150
805,000	Kinetic Concepts Inc / KCI USA Inc 10.50%, 11/01/2018	784,875
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d) 5.50%, 04/15/2025	423,200
250,000	MEDNAX Inc(d) 5.25%, 12/01/2023	251,250
730,000	Molina Healthcare Inc(d) 5.38%, 11/15/2022	730,000
145,000	Mustang Merger Corp(d) 8.50%, 08/15/2021	150,438
1,380,000	Novelis Inc 8.75%, 12/15/2020	1,266,150
330,000	Pilgrim's Pride Corp(d) 5.75%, 03/15/2025	320,925
350,000	Prestige Brands Inc(d) 5.38%, 12/15/2021	336,000
1,120,000	Revlon Consumer Products Corp 5.75%, 02/15/2021	1,083,600
	Service Corp International
539,000	5.38%, 01/15/2022	561,907
1,085,000	5.38%, 05/15/2024	1,117,550
290,000	7.50%, 04/01/2027	336,400
	Spectrum Brands Inc
20,000	6.38%, 11/15/2020	21,250
15,000	6.63%, 11/15/2022	15,825
475,000	6.13%, 12/15/2024(d)	494,000
340,000	5.75%, 07/15/2025(d)	348,500
325,000	Sterigenics-Nordion Holdings LLC(d) 6.50%, 05/15/2023	310,375
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	278,913
95,000	4.75%, 06/01/2020	95,475
565,000	4.01%, 06/15/2020(b)(d)	550,875
735,000	6.00%, 10/01/2020	773,587
1,085,000	4.50%, 04/01/2021	1,057,875
210,000	4.38%, 10/01/2021	202,650
980,000	TMS International Corp(d) 7.63%, 10/15/2021	757,050
475,000	United Rentals North America Inc 6.13%, 06/15/2023	485,687
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Valeant Pharmaceuticals International Escrow Inc(d)
$ 725,000	5.38%, 03/15/2020	$ 681,500
670,000	5.88%, 05/15/2023	597,975
600,000	6.13%, 04/15/2025	535,500
	Valeant Pharmaceuticals International Inc(d)
20,000	7.00%, 10/01/2020	19,950
185,000	5.63%, 12/01/2021	170,200
300,000	5.50%, 03/01/2023	264,000
870,000	WellCare Health Plans Inc 5.75%, 11/15/2020	896,100
645,000	WhiteWave Foods Co 5.38%, 10/01/2022	682,087
		34,783,506
Diversified — 0.59%
575,000	DH Services Luxembourg S.a.r.l.(d) 7.75%, 12/15/2020	577,875
230,000	Horizon Pharmaceuticals Financing Inc(d) 6.63%, 05/01/2023	204,700
975,000	Nielsen Co Luxembourg S.a.r.l.(d) 5.50%, 10/01/2021	999,375
		1,781,950
Energy — 7.68%
705,000	Antero Resources Corp 5.13%, 12/01/2022	535,800
	Antero Resources Finance Corp
740,000	5.38%, 11/01/2021	592,000
95,000	5.63%, 06/01/2023(d)	74,100
	Baytex Energy Corp(d)
65,000	5.13%, 06/01/2021	43,713
760,000	5.63%, 06/01/2024	509,200
	California Resources Corp(e)
79,000	5.00%, 01/15/2020	28,144
1,067,000	8.00%, 12/15/2022(d)	561,509
321,000	6.00%, 11/15/2024	97,905
882,000	CHC Helicopter SA(e) 9.25%, 10/15/2020	423,360
848,000	Chesapeake Energy Corp(d) 8.00%, 12/15/2022	415,520
	Concho Resources Inc
215,000	6.50%, 01/15/2022	206,400
280,000	5.50%, 10/01/2022	254,800
1,025,000	5.50%, 04/01/2023	948,125
450,000	CONSOL Energy Inc(e) 5.88%, 04/15/2022	279,000
	Denbury Resources Inc
90,000	6.38%, 08/15/2021	32,400
330,000	5.50%, 05/01/2022	109,553
622,000	Energy Transfer Equity LP 7.50%, 10/15/2020	575,350
	EP Energy LLC / Everest Acquisition Finance Inc
890,000	9.38%, 05/01/2020(e)	567,375
70,000	7.75%, 09/01/2022	35,700
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
Energy — (continued)
$ 255,000	6.38%, 06/15/2023	$ 127,500
295,000	EXCO Resources Inc(e) 7.50%, 09/15/2018	82,600
	Exterran Partners LP / EXLP Finance Corp
300,000	6.00%, 04/01/2021	246,750
535,000	6.00%, 10/01/2022	436,025
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
340,000	6.75%, 02/01/2022	209,100
130,000	6.88%, 02/15/2023	81,900
420,000	Gulfport Energy Corp 6.63%, 05/01/2023	350,700
	Halcon Resources Corp
355,000	8.63%, 02/01/2020(d)(e)	244,950
400,000	9.75%, 07/15/2020	116,000
1,120,000	8.88%, 05/15/2021	324,800
575,000	Hiland Partners LP / Hiland Partners Finance Corp(d) 7.25%, 10/01/2020	580,750
500,000	Hilcorp Energy I LP / Hilcorp Finance Co(d) 5.00%, 12/01/2024	415,000
275,000	Key Energy Services Inc 6.75%, 03/01/2021	69,094
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	93,827
360,000	7.75%, 01/15/2032	341,609
750,000	Laredo Petroleum Inc 7.38%, 05/01/2022	690,000
580,000	Lightstream Resources Ltd(d) 8.63%, 02/01/2020	130,500
	Linn Energy LLC / Linn Energy Finance Corp
300,000	6.25%, 11/01/2019	49,500
730,000	12.00%, 12/15/2020(d)	365,000
490,000	6.50%, 09/15/2021	66,150
190,000	Lone Pine Resources Canada Escrow Ltd(g)(h) 10.38%, 02/15/2017	10
215,000	Milagro Oil & Gas Inc(f)(g) 10.50%, 05/15/2016	65,575
	Newfield Exploration Co
560,000	5.75%, 01/30/2022	495,600
385,000	5.63%, 07/01/2024	328,212
695,000	5.38%, 01/01/2026	575,112
	Oasis Petroleum Inc
1,425,000	6.88%, 03/15/2022(e)	912,000
250,000	6.88%, 01/15/2023	155,000
	Regency Energy Partners LP / Regency Energy Finance Corp
925,000	5.88%, 03/01/2022	871,869
395,000	5.50%, 04/15/2023(e)	355,172
295,000	4.50%, 11/01/2023	255,216
	Rose Rock Midstream LP / Rose Rock Finance Corp
260,000	5.63%, 07/15/2022	184,600
345,000	5.63%, 11/15/2023(d)	244,950
	Sabine Pass Liquefaction LLC
545,000	6.25%, 03/15/2022	504,125
1,355,000	5.63%, 04/15/2023	1,189,012
Principal Amount(a)		Fair Value
Energy — (continued)
$ 550,000	5.75%, 05/15/2024	$ 478,500
120,000	Sabine Pass Liquefied Natural Gas LP 6.50%, 11/01/2020	116,400
945,000	Samson Investment Co(j) 9.75%, 02/15/2020	1,890
680,000	SandRidge Energy Inc(d) 8.75%, 06/01/2020	206,550
	Seven Generations Energy Ltd(d)
620,000	8.25%, 05/15/2020	558,000
390,000	6.75%, 05/01/2023(e)	327,600
345,000	Seventy Seven Energy Inc 6.50%, 07/15/2022	54,338
225,000	Seventy Seven Operating LLC 6.63%, 11/15/2019	78,750
	SM Energy Co
95,000	6.50%, 11/15/2021	70,775
45,000	6.50%, 01/01/2023	33,075
220,000	Triangle USA Petroleum Corp(d) 6.75%, 07/15/2022	67,100
890,000	Unit Corp 6.63%, 05/15/2021	640,800
1,595,000	Whiting Petroleum Corp(e) 5.75%, 03/15/2021	1,162,755
104,000	Williams Cos Inc 7.75%, 06/15/2031	73,654
	Williams Partners LP / ACMP Finance Corp
100,000	6.13%, 07/15/2022	94,597
1,600,000	4.88%, 05/15/2023	1,297,064
515,000	WPX Energy Inc 6.00%, 01/15/2022	360,500
		23,070,510
Financial — 11.37%
1,040,000	Alliance Data Systems Corp(d) 5.38%, 08/01/2022	990,600
	Ally Financial Inc
95,000	6.25%, 12/01/2017	99,631
340,000	5.75%, 11/20/2025	344,250
1,310,000	8.00%, 11/01/2031	1,513,050
630,000	American International Group Inc(b) 8.18%, 05/15/2058	828,450
400,000	Banco Bilbao Vizcaya Argentaria SA(b)(k) 9.00%, Perpetual	428,257
	Bank of America Corp(b)(k)
275,000	6.10%, Perpetual	278,781
265,000	6.50%, Perpetual	279,244
215,000	BBVA International Preferred SAU(b)(e)(k) 5.92%, Perpetual	217,150
	CBRE Services Inc
353,000	5.00%, 03/15/2023	354,796
260,000	5.25%, 03/15/2025	263,361
	CIT Group Inc
215,000	5.25%, 03/15/2018	221,988
175,000	3.88%, 02/19/2019	174,125
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
Financial — (continued)
$ 825,000	5.00%, 08/15/2022	$ 847,176
205,000	5.00%, 08/01/2023	208,075
120,000	Citigroup Inc(b)(k) 5.95%, Perpetual	119,625
430,000	CNG Holdings Inc(d) 9.38%, 05/15/2020	180,600
	CNO Financial Group Inc
325,000	4.50%, 05/30/2020	331,500
570,000	5.25%, 05/30/2025	579,975
200,000	Commerzbank AG(d) 8.13%, 09/19/2023	229,542
240,000	Community Choice Financial Inc 10.75%, 05/01/2019	63,000
	Corrections Corp of America
535,000	4.13%, 04/01/2020	529,650
960,000	4.63%, 05/01/2023	926,400
	Credit Acceptance Corp
630,000	6.13%, 02/15/2021	617,400
315,000	7.38%, 03/15/2023(d)	313,425
	Crown Castle International Corp
235,000	4.88%, 04/15/2022	243,813
855,000	5.25%, 01/15/2023	898,819
870,000	DFC Finance Corp(d) 10.50%, 06/15/2020	513,300
590,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	721,275
	E*TRADE Financial Corp
605,000	5.38%, 11/15/2022	633,737
430,000	4.63%, 09/15/2023	436,988
195,000	Genworth Holdings Inc(b) 6.15%, 11/15/2066	52,650
1,459,000	Howard Hughes Corp(d) 6.88%, 10/01/2021	1,488,180
340,000	Hub Holdings LLC / Hub Holdings Finance Inc(d)(i) 8.13%, 07/15/2019	317,900
905,000	HUB International Ltd(d) 7.88%, 10/01/2021	814,500
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
725,000	6.00%, 08/01/2020	731,090
525,000	5.88%, 02/01/2022	513,187
	Iron Mountain Inc
245,000	6.00%, 10/01/2020(d)	258,475
665,000	6.00%, 08/15/2023	688,275
160,000	iStar Financial Inc 5.00%, 07/01/2019	155,400
75,000	Liberty Mutual Group Inc(d) 7.80%, 03/15/2037	85,500
255,000	Lloyds Bank PLC(b)(k) GBP, 13.00%, Perpetual	649,619
393,000	Lloyds Banking Group PLC(b)(k) 7.50%, Perpetual	418,545
340,000	MPT Operating Partnership LP / MPT Finance Corp 6.38%, 02/15/2022	346,800
	Nationstar Mortgage LLC / Nationstar Capital Corp
555,000	7.88%, 10/01/2020(e)	531,135
520,000	6.50%, 07/01/2021	460,200
Principal Amount(a)		Fair Value
Financial — (continued)
$ 590,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(d) 5.88%, 03/15/2022	$ 613,600
340,000	Ocwen Financial Corp 6.63%, 05/15/2019	299,200
1,005,000	Omega Healthcare Investors Inc 4.95%, 04/01/2024	1,014,977
	OneMain Financial Holdings Inc(d)
450,000	6.75%, 12/15/2019	456,187
595,000	7.25%, 12/15/2021	596,487
	PHH Corp
355,000	7.38%, 09/01/2019	351,805
380,000	6.38%, 08/15/2021	345,800
710,000	Provident Funding Associates LP / PFG Finance Corp(d) 6.75%, 06/15/2021	686,925
830,000	ROC Finance LLC / ROC Finance 1 Corp(d)(e) 12.13%, 09/01/2018	867,350
	Royal Bank of Scotland Group PLC
495,000	7.50%, Perpetual(b)(k)	515,419
1,100,000	7.64%, Perpetual(b)(e)(k)	1,149,500
973,000	7.65%, Perpetual(b)(k)	1,205,304
275,000	8.00%, Perpetual(b)(k)	290,813
235,000	5.13%, 05/28/2024	238,091
	Springleaf Finance Corp
255,000	5.25%, 12/15/2019	242,250
775,000	6.00%, 06/01/2020	736,250
90,000	7.75%, 10/01/2021	88,650
390,000	Stearns Holdings Inc(d) 9.38%, 08/15/2020	386,100
725,000	TMX Finance LLC / TitleMax Finance Corp(d)(e) 8.50%, 09/15/2018	540,125
700,000	USI Inc(d) 7.75%, 01/15/2021	672,000
510,000	Walter Investment Management Corp 7.88%, 12/15/2021	402,900
610,000	Wayne Merger Sub LLC(d) 8.25%, 08/01/2023	573,400
		34,172,572
Industrial — 11.76%
1,840,000	ADS Waste Holdings Inc 8.25%, 10/01/2020	1,853,800
815,000	Air Medical Merger Sub Corp(d) 6.38%, 05/15/2023	725,350
	Amsted Industries Inc(d)
345,000	5.00%, 03/15/2022	345,000
660,000	5.38%, 09/15/2024	646,800
565,000	ATS Automation Tooling Systems Inc(d) 6.50%, 06/15/2023	572,062
	Belden Inc(d)
490,000	5.50%, 09/01/2022	471,625
610,000	5.25%, 07/15/2024	561,200
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
Industrial — (continued)
	Berry Plastics Corp
$ 525,000	6.00%, 10/15/2022(d)	$ 534,188
200,000	5.13%, 07/15/2023(e)	194,500
1,330,000	BlueLine Rental Finance Corp(d) 7.00%, 02/01/2019	1,197,000
320,000	Boise Cascade Co 6.38%, 11/01/2020	329,600
	Bombardier Inc(d)
425,000	4.75%, 04/15/2019	349,563
150,000	7.75%, 03/15/2020	121,125
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	656,425
780,000	Builders Firstsource Inc(d) 10.75%, 08/15/2023	774,150
1,055,000	Building Materials Corp of America(d) 5.38%, 11/15/2024	1,052,362
	Cemex Finance LLC(d)
200,000	9.38%, 10/12/2022	210,500
225,000	6.00%, 04/01/2024(e)	192,938
	Cemex SAB de CV(d)
745,000	6.50%, 12/10/2019	718,925
350,000	5.70%, 01/11/2025(e)	292,688
200,000	6.13%, 05/05/2025(e)	171,000
335,000	Coveris Holding Corp(d) 10.00%, 06/01/2018	318,250
820,000	Coveris Holdings SA(d) 7.88%, 11/01/2019	715,450
490,000	CPG Merger Sub LLC(d) 8.00%, 10/01/2021	480,200
491,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	527,825
1,312,000	Gates Global LLC / Gates Global Co(d) 6.00%, 07/15/2022	944,640
795,000	Huntington Ingalls Industries Inc(d) 5.00%, 12/15/2021	809,906
470,000	JMC Steel Group Inc(d)(e) 8.25%, 03/15/2018	312,841
1,145,000	KLX Inc(d) 5.88%, 12/01/2022	1,087,750
790,000	Legrand France SA 8.50%, 02/15/2025	1,049,457
450,000	Louisiana-Pacific Corp 7.50%, 06/01/2020	466,875
	Manitowoc Co Inc
135,000	8.50%, 11/01/2020	139,725
1,370,000	5.88%, 10/15/2022	1,414,525
760,000	Masonite International Corp(d) 5.63%, 03/15/2023	784,700
570,000	MasTec Inc 4.88%, 03/15/2023	493,050
870,000	Moog Inc(d) 5.25%, 12/01/2022	878,700
1,030,000	Norbord Inc(d) 6.25%, 04/15/2023	1,017,125
825,000	Nortek Inc 8.50%, 04/15/2021	856,020
145,000	Novelis Inc 8.38%, 12/15/2017	141,013
	Oshkosh Corp
880,000	5.38%, 03/01/2022	880,000
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 645,000	5.38%, 03/01/2025	$ 632,100
72,000	Owens Corning 9.00%, 06/15/2019	83,448
355,000	Pactiv LLC 7.95%, 12/15/2025	330,150
805,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC 9.88%, 08/15/2019	811,037
445,000	SBA Communications Corp(e) 4.88%, 07/15/2022	438,325
	Sealed Air Corp(d)
305,000	6.50%, 12/01/2020	336,263
405,000	5.25%, 04/01/2023	413,100
205,000	5.13%, 12/01/2024(e)	205,000
150,000	5.50%, 09/15/2025	153,000
445,000	6.88%, 07/15/2033	455,013
635,000	Terex Corp 6.00%, 05/15/2021	584,200
115,000	Tervita Corp(d)(e) 10.88%, 02/15/2018	26,450
	TransDigm Inc
765,000	5.50%, 10/15/2020	740,137
90,000	7.50%, 07/15/2021	93,150
730,000	6.50%, 07/15/2024	725,985
670,000	USG Corp(d) 5.50%, 03/01/2025	680,050
695,000	Vander Intermediate Holding II Corp(d)(e)(i) 9.75%, 02/01/2019	451,750
1,385,000	Watco Cos LLC / Watco Finance Corp(d) 6.38%, 04/01/2023	1,364,225
570,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	535,800
940,000	Zebra Technologies Corp 7.25%, 10/15/2022	982,300
		35,330,336
Technology — 2.14%
755,000	ACI Worldwide Inc(d) 6.38%, 08/15/2020	777,650
	First Data Corp(d)
695,000	5.38%, 08/15/2023	698,475
1,020,000	7.00%, 12/01/2023	1,020,000
675,000	5.75%, 01/15/2024	664,875
	Freescale Semiconductor Inc(d)
510,000	5.00%, 05/15/2021	521,475
20,000	6.00%, 01/15/2022	20,950
	Infor US Inc(d)
314,000	5.75%, 08/15/2020	316,355
1,545,000	6.50%, 05/15/2022	1,305,525
	Micron Technology Inc
500,000	5.88%, 02/15/2022(e)	495,000
670,000	5.25%, 08/01/2023(d)	601,325
		6,421,630
Utilities — 2.67%
	AES Corp
365,000	8.00%, 06/01/2020(e)	401,500
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 765,000	7.38%, 07/01/2021	$ 780,300
1,635,000	5.50%, 04/15/2025	1,442,887
	Calpine Corp
90,000	5.88%, 01/15/2024(d)	92,250
985,000	5.75%, 01/15/2025	869,263
51,000	DPL Inc 6.50%, 10/15/2016	51,000
	Dynegy Inc
715,000	6.75%, 11/01/2019	672,100
60,000	7.38%, 11/01/2022	52,200
410,000	7.63%, 11/01/2024(e)	350,468
408,615	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(d)(e)(f)(g) 11.75%, 03/01/2022	435,174
	GenOn Americas Generation LLC
1,245,000	8.50%, 10/01/2021	911,963
150,000	9.13%, 05/01/2031(e)	103,875
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	20,196
165,000	9.88%, 10/15/2020	122,100
1,075,000	NRG Energy Inc 7.88%, 05/15/2021	1,007,812
250,000	NRG Yield Operating LLC 5.38%, 08/15/2024	207,188
560,000	Southern Star Central Corp(d) 5.13%, 07/15/2022	462,000
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(d)(f)(j) 11.50%, 10/01/2020	33,250
		8,015,526
TOTAL CORPORATE BONDS AND NOTES — 82.59% (Cost $277,731,996)		$ 248,191,696
CONVERTIBLE BONDS
Consumer, Cyclical — 0.03%
193,000	Navistar International Corp 4.50%, 10/15/2018	95,173
Financial — 0.14%
386,000	iStar Financial Inc 3.00%, 11/15/2016	415,191
Technology — 0.10%
322,000	ON Semiconductor Corp(d)(e) 1.00%, 12/01/2020	299,863
TOTAL CONVERTIBLE BONDS — 0.27% (Cost $884,018)		$ 810,227
Shares		Fair Value
COMMON STOCK
Communications — 0.13%
6,900	DISH Network Corp Class A(l)	$ 394,542
Consumer, Cyclical — 0.43%
23,275	Eldorado Resorts Inc(l)	256,025
8,597	General Motors Co	292,384
11,220	Hilton Worldwide Holdings Inc	240,108
31,680	Penn National Gaming Inc(l)	507,514
		1,296,031
Consumer, Non-Cyclical — 0.35%
15,790	Blue Buffalo Pet Products Inc(e)(l)	295,431
17,510	Live Nation Entertainment Inc(l)	430,221
3,315	Spectrum Brands Holdings Inc	337,467
		1,063,119
Energy — 0.03%
5,680	Connacher Oil & Gas Ltd(l)	554
18,295	EP Energy Corp Class A(e)(l)	80,132
23,699	Lone Pine Resources Canada Ltd(h)(l)	685
23,699	Lone Pine Resources Inc Class A(h)(l)	948
10,370	Seventy Seven Energy Inc(e)(l)	10,889
		93,208
Financial — 0.34%
31,005	Ally Financial Inc(l)	577,933
11,116	CIT Group Inc	441,305
		1,019,238
Industrial — 0.21%
17,055	Berry Plastics Group Inc(l)	617,050
TOTAL COMMON STOCK — 1.49% (Cost $5,073,093)		$ 4,483,188
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.25%
729	Allergan PLC Series A, 5.50%	749,503
		749,503
Financial — 0.61%
6,185	American Tower Corp, 5.50%	622,752
4,195	Crown Castle International Corp, 4.50%	447,984
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Financial — (continued)
32,278	EPR Properties Series C, 5.75%(e)	$ 768,075
		1,838,811
TOTAL CONVERTIBLE PREFERRED STOCK — 0.86% (Cost $2,493,758)		$ 2,588,314
PREFERRED STOCK
Communications — 0.23%
10,145	T-Mobile USA Inc	685,092
Consumer, Non-Cyclical — 0.18%
9,102	Tyson Foods Inc	551,945
Financial — 0.16%
13,425	Federal National Mortgage Association(e)	46,988
16,517	GMAC Capital Trust I	418,871
		465,859
TOTAL PREFERRED STOCK — 0.57% (Cost $1,847,535)		$ 1,702,896
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 8.33%
	Federal Home Loan Bank
$ 5,020,000	0.03%, 01/04/2016	5,019,988
20,000,000	0.12%, 01/14/2016	19,999,133
		25,019,121
U.S. Treasury Bonds and Notes — 0.11%
340,000	U.S. Treasury Bills(m) 0.25%, 04/21/2016	339,747
Repurchase Agreements — 4.88%
3,482,331	Undivided interest of 11.22% in a repurchase agreement (principal amount/value $31,040,248 with a maturity value of $31,041,317) with Merrill Lynch, Pierce, Fenner & Smith, 0.31%, dated 12/31/15 to be repurchased at $3,482,331 on 1/4/16 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 11/15/42 - 2/20/45, with a value of $31,661,053.(n)	3,482,331
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,482,331	Undivided interest of 4.26% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $3,482,331 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(n)	$ 3,482,331
3,482,331	Undivided interest of 4.26% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $3,482,331 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(n)	3,482,331
733,000	Undivided interest of 5.58% in a repurchase agreement (principal amount/value $13,129,740 with a maturity value of $13,130,163) with BNP Paribas Securities Corp, 0.29%, dated 12/31/15 to be repurchased at $733,000 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 5.38%, 1/31/16 - 11/15/43, with a value of $13,392,335.(n)	733,000
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$3,482,331	Undivided interest of 6.42% in a repurchase agreement (principal amount/value $54,264,694 with a maturity value of $54,266,623) with Scotia Capital (USA) Inc, 0.32%, dated 12/31/15 to be repurchased at $3,482,331 on 1/4/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.25%, 2/29/16 - 6/20/61, with a value of $55,351,959.(n)
$ 3,482,331
14,662,324
SHORT TERM INVESTMENTS — 13.32% (Cost $40,021,192)	$ 40,021,192
TOTAL INVESTMENTS — 103.52% (Cost $344,135,033)	$ 311,064,072
OTHER ASSETS & LIABILITIES, NET — (3.52)%	$ (10,567,769)
TOTAL NET ASSETS — 100.00%	$ 300,496,303
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2015, the aggregate cost and fair value of 144A securities was $127,109,221 and $113,995,671, respectively, representing 37.94% of net assets.
(e)	All or a portion of the security is on loan at December 31, 2015.
(f)	Security in bankruptcy at December 31, 2015.
(g)	Security in default; no interest payments received during the last 12 months. At December 31, 2015, the aggregate cost and fair value of such securities was $893,019 and $500,768, respectively, representing 0.17% of net assets.
(h)	Security is fair valued under procedures adopted by the Board of Directors.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Security in default; some interest payments received during the last 12 months. At December 31, 2015, the aggregate cost and fair value of such securities was $1,066,383 and $35,140, respectively, representing 0.01% of net assets.
(k)	Security has no contractual maturity date and pays an indefinite stream of interest.
(l)	Non-income producing security.
(m)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(n)	Collateral received for securities on loan.
LP	Limited Partnership
TLB	Term Loan B
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2015
At December 31, 2015, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Amag Pharmaceuticals Inc	4.75%	08/17/2021	08/13/2015	$254,405	$244,162	0.08%
Concordia Healthcare Corp	5.25	10/21/2021	10/20/2015	444,781	446,891	0.15
Talbots Inc	9.50	03/19/2021	06/17/2015	225,805	216,200	0.07
Yonkers Racing Corp	4.25	08/20/2019	08/16/2013	191,848	187,646	0.06
				$1,116,839	$1,094,899	0.36%
At December 31, 2015, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	108,345	EUR	101,700	March 2016	$(2,384)
DB	USD	574,663	GBP	381,100	March 2016	12,771
HSB	USD	161,968	CAD	214,400	January 2016	7,011
JPM	USD	324,084	CAD	429,000	January 2016	14,025
SSB	USD	260,647	CAD	345,000	January 2016	11,299
WES	USD	34,213	CAD	45,300	January 2016	1,473
					Net Appreciation	$44,193
At December 31, 2015, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Value(a)	Fair Value	Upfront Premiums Paid	Fixed Deal Pay/Receive Rate	Expiration Date	Net Unrealized Appreciation	Buy/Sell Credit Protection	Average Credit Rating(b)
North America High Yield 25	$5,000,000	$50,047	$33,700	5.00%	December 20, 2020	$83,499	Sell	B+
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Ratings are presented for credit default swap contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2015.
Counterparty Abbreviations:
CIT	Citigroup Global Markets
DB	Deutche Bank
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West Putnam High Yield Bond Fund
ASSETS:
Investments in securities, fair value (including $14,216,344 of securities on loan)(a)	$296,401,748
Repurchase agreements, fair value(b)	14,662,324
Cash	741,021
Subscriptions receivable	152,511
Receivable for investments sold	1,068,248
Unrealized appreciation on forward foreign currency contracts	46,577
Dividends and interest receivable	4,615,695
Total Assets	317,688,124
LIABILITIES:
Payable to investment adviser	192,114
Payable for administrative services fees	3,335
Payable upon return of securities loaned	14,662,324
Redemptions payable	1,817,044
Payable for investments purchased	503,127
Variation margin on centrally cleared credit default swaps	11,493
Unrealized depreciation on forward foreign currency contracts	2,384
Total Liabilities	17,191,821
NET ASSETS	$300,496,303
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,466,811
Paid-in capital in excess of par	348,148,527
Net unrealized depreciation	(32,943,269)
Undistributed net investment income	106,382
Accumulated net realized loss	(18,282,148)
NET ASSETS	$300,496,303
NET ASSETS BY CLASS
Initial Class	$11,277,480
Institutional Class	$289,218,823
CAPITAL STOCK:
Authorized
Initial Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	1,510,864
Institutional Class	33,157,241
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$7.46
Institutional Class	$8.72
(a) Cost of investments	$329,472,709
(b) Cost of repurchase agreements	$14,662,324
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West Putnam High Yield Bond Fund
INVESTMENT INCOME:
Interest	$19,534,645
Income from securities lending	124,829
Dividends	279,882
Total Income	19,939,356
EXPENSES:
Management fees	2,834,346
Administrative services fees – Initial Class	26,807
Total Expenses	2,861,153
NET INVESTMENT INCOME	17,078,203
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(2,211,606)
Net realized gain on credit default swaps	94,440
Net realized gain on forward foreign currency contracts	221,664
Net Realized Loss	(1,895,502)
Net change in unrealized depreciation on investments and foreign currency translations	(26,696,191)
Net change in unrealized appreciation on credit default swaps	73,727
Net change in unrealized depreciation on forward foreign currency contracts	(10,608)
Net Change in Unrealized Depreciation	(26,633,072)
Net Realized and Unrealized Loss	(28,528,574)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,450,371)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Putnam High Yield Bond Fund	2015	2014
OPERATIONS:
Net investment income	$17,078,203	$14,126,404
Net realized gain (loss)	(1,895,502)	2,605,435
Net change in unrealized depreciation	(26,633,072)	(12,756,072)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,450,371)	3,975,767
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(698,800)	(13,974,337)
Institutional Class	(16,432,090)	N/A
From net investment income	(17,130,890)	(13,974,337)
Total Distributions	(17,130,890)	(13,974,337)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	39,367,864	126,850,612
Institutional Class	359,649,229	N/A
Shares issued in reinvestment of distributions
Initial Class	698,800	13,974,337
Institutional Class	16,432,090	N/A
Shares redeemed
Initial Class	(377,274,482)	(48,057,638)
Institutional Class	(47,028,588)	N/A
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,155,087)	92,767,311
Total Increase (Decrease) in Net Assets	(36,736,348)	82,768,741
NET ASSETS:
Beginning of year	337,232,651	254,463,910
End of year(a)	$300,496,303	$337,232,651
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,694,103	14,626,029
Institutional Class	36,324,943	N/A
Shares issued in reinvestment of distributions
Initial Class	89,048	1,639,233
Institutional Class	1,795,139	N/A
Shares redeemed
Initial Class	(43,755,878)	(5,582,817)
Institutional Class	(4,962,841)	N/A
Net Increase (Decrease)	(5,815,486)	10,682,445
(a) Including undistributed net investment income:	$106,382	$79,731
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$ 8.33	0.42 (b)	(0.79)	(0.37)	-	(0.50)	-	(0.50)	$7.46	(4.69%)
12/31/2014	$ 8.54	0.42 (b)	(0.24)	0.18	-	(0.39)	-	(0.39)	$8.33	2.09%
12/31/2013	$ 8.36	0.47 (b)	0.16	0.63	-	(0.45)	-	(0.45)	$8.54	7.65%
12/31/2012	$ 7.68	0.52 (b)	0.62	1.14	-	(0.46)	-	(0.46)	$8.36	15.00%
12/31/2011	$ 8.01	0.49	(0.32)	0.17	(0.00) (c)	(0.50)	-	(0.50)	$7.68	2.24%
Institutional Class
12/31/2015 (d)	$10.00	0.35 (b)	(1.10)	(0.75)	-	(0.53)	-	(0.53)	$8.72	(7.71%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
12/31/2015	$ 11,277	1.10%	1.10%	N/A	4.98%	56%
12/31/2014	$337,233	1.10%	1.10%	N/A	4.80%	53%
12/31/2013	$254,464	1.10%	1.10%	5.50%	5.50%	56%
12/31/2012	$206,649	1.10%	1.10%	6.32%	6.32%	52%
12/31/2011	$118,735	1.10%	1.10%	6.83%	6.83%	67%
Institutional Class
12/31/2015 (d)	$289,219	0.75% (g)	0.75% (g)	N/A	5.49% (g)	56%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2015

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2015

As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 13,266,559	$ —	$ 13,266,559
Corporate Bonds and Notes	—	248,191,677	19	248,191,696
Convertible Bonds	—	810,227	—	810,227
Common Stock	4,481,555	—	1,633	4,483,188
Convertible Preferred Stock	447,984	2,140,330	—	2,588,314
Preferred Stock	465,859	1,237,037	—	1,702,896
Short Term Investments	—	40,021,192	—	40,021,192
Total investments, at fair value:	5,395,398	305,667,022	1,652	311,064,072
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	46,577	—	46,577
Credit Default Swaps	—	50,047	—	50,047
Total Assets	$ 5,395,398	$ 305,763,646	$ 1,652	$ 311,160,696
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (2,384)	$ —	$ (2,384)
Total Liabilities	$ 0	$ (2,384)	$ 0	$ (2,384)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Annual Report - December 31, 2015

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$17,130,890	$13,974,337
	$17,130,890	$13,974,337
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$-	$79,338	$(79,338)

Annual Report - December 31, 2015

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$155,133
Undistributed long-term capital gains	—
Net unrealized appreciation on credit default swaps	83,499
Capital loss carryforwards	(15,613,226)
Post-October losses	(2,631,805)
Net unrealized depreciation	(33,112,636)
Tax composition of capital	$(51,119,035)
At December 31, 2015, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2015, the Fund utilized $677,901 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards as of December 31, 2015, were as follows:
Expiring
2016	$(2,428,278)
2017	(13,184,948)
Total	$(15,613,226)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(2,631,805)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$344,176,708
Gross unrealized appreciation on investments	2,871,354
Gross unrealized depreciation on investments	(35,983,990)
Net unrealized depreciation on investments	$(33,112,636)
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

Annual Report - December 31, 2015

2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $2,200,253 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit

Annual Report - December 31, 2015

default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within dividends and interest receivable on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average contract amount of $1,820,515 in credit default swaps for the reporting period.
Valuation of derivative investments as of December 31, 2015 is as follows:
	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation	$83,499 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 46,577	Unrealized depreciation on forward foreign currency contracts	$2,384
(a)Includes cumulative appreciation of credit default swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Credit contracts (swaps)	Net realized gain on credit default swaps	$ 94,440	Net change in unrealized appreciation on credit default swaps	$ 73,727
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$221,664	Net change in unrealized depreciation on forward foreign currency contracts	$(10,608)

Annual Report - December 31, 2015

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2015.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received/ (Pledged)(b)	Net Amount
Derivative Assets (forward contracts)	$46,577	$—	$—	$—	$46,577
Derivative Liabilities (forward contracts)	$ 2,384	$—	$—	$—	$ 2,384
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $169,112,934 and $188,006,643, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $14,216,344 and received collateral as reported on the Statement of Assets and

Annual Report - December 31, 2015

Liabilities of $14,662,324 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of December 31, 2015. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$13,717,120
Convertible Bonds	300,334
Common Stock	192,067
Convertible Preferred Stock	2,371
Preferred Stock	4,452
Total secured borrowings	$14,216,344
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West Putnam High Yield Bond Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Putnam High Yield Bond Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 1% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016